Cover	Jan. 27, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 27, 2022
Entity File Number	000-55766
Entity Registrant Name	Drone Guarder, Inc.
Entity Central Index Key	0001574863
Entity Tax Identification Number	39-2079422
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1333 N BUFFALO DR
Entity Address, Address Line Two	STE 210
Entity Address, City or Town	LAS VEGAS
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89128
City Area Code	213
Local Phone Number	985-5812
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	DRNG
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true